Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	May 31, 2022
Jia Li [Member]
Related Party Transactions [Line Item]
Interest rate	12.40%	12.40%
Shanghai Youcang [Member]
Related Party Transactions [Line Item]
Equity interest			24.11%
Nanmu (Shanghai) Financial Leasing Co., Ltd [Member]
Related Party Transactions [Line Item]
Investment deposit	¥ 50,000	$ 7,114